Trade and Other Payables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables [Line Items]
Trade payables	₩ 2,859,721	₩ 3,411,830
Other trade payables	4,399,373	4,257,736
Accrued expenses	1,030,902	1,129,655
Leasehold deposits received	3,280	3,033
Other deposits received	232,084	241,770
Lease liabilities	5,070,133	283,806
Dividends payable	6,851	6,443
Trade and other payables Others
Advance received from local governments	5,818	5,818
Others	7,000	7,000
Others	12,818	12,818
Total trade and other payables	13,615,162	9,347,091
Current trade and other payables
Trade and other payables [Line Items]
Trade payables	2,859,721	3,411,830
Other trade payables	1,952,659	1,630,860
Accrued expenses	1,028,869	1,127,796
Leasehold deposits received	2,571	1,949
Other deposits received	163,382	169,317
Lease liabilities	635,349	57,200
Dividends payable	6,851	6,443
Trade and other payables Others
Advance received from local governments	0	0
Others	0	0
Others	0	0
Total trade and other payables	6,649,402	6,405,395
Non-current trade and other payables
Trade and other payables [Line Items]
Trade payables	0	0
Other trade payables	2,446,714	2,626,876
Accrued expenses	2,033	1,859
Leasehold deposits received	709	1,084
Other deposits received	68,702	72,453
Lease liabilities	4,434,784	226,606
Dividends payable	0	0
Trade and other payables Others
Advance received from local governments	5,818	5,818
Others	7,000	7,000
Others	12,818	12,818
Total trade and other payables	₩ 6,965,760	₩ 2,941,696